Fair Value Measurements Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts and Notes Receivable
Accounts and notes receivable, net	$ 1,026	$ 905
NGLs, natural gas, and related products and services [Member]
Accounts and Notes Receivable
Accounts and notes receivable, net	821	728
Transportation of natural gas and related products [Member]
Accounts and Notes Receivable
Accounts and notes receivable, net	202	175
Other Receivable [Member]
Accounts and Notes Receivable
Accounts and notes receivable, net	3	2
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Accounts receivable [Member] | Central And Northeast G&P [Member]
Accounts and Notes Receivable
Accounts and notes receivable, net	$ 364	$ 308
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Central And Northeast G&P [Member]
Revenues
Consolidated revenue, major customer, percentage	18.00%	9.00%
Chesapeake Energy Corporation [Member] | Minimum Volume Commitment [Member] | Customer Concentration Risk [Member]
Accounts and Notes Receivable
Accounts and notes receivable, net	$ 198